As filed with the Securities and Exchange Commission on October 6, 2023

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ___

[X]	Post-Effective Amendment No. 39

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 41

RiverPark Funds Trust

(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

(212) 484-2100

(Registrant’s Telephone Number, including Area Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on ____________ pursuant to paragraph (a)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Subject to Completion—Dated [●], 2023

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RiverPark/Next Century Large Growth Fund

Retail Class Shares (Ticker Symbol: RPNRX)

Institutional Class Shares (Ticker Symbol: RPNLX)

PROSPECTUS

, 2023

www.riverparkfunds.com

1-888-564-4517

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
RiverPark/Next Century Large Growth Fund	1
Additional Information about the Principal Investment Strategies of the Fund and Related Risks	6
RiverPark/Next Century Large Growth Fund	6
Description of Principal Risks	8
Non-Principal Risks	9
Portfolio Holdings Information	12
Management of the Fund	13
Investment Adviser	13
Investment Sub-Adviser	14
How the Fund Values Its Shares	17
How to Buy Shares	17
Good Order	17
Purchases by Mail	17
Purchases by Wire	18
Additional Information	19
Exchange Privilege	19
Exchanges by Telephone	20
Exchanges by Mail	20
How to Convert Shares	20
How to Redeem Shares	20
Good Order	21
Redeeming Shares by Mail	21
Redeeming Shares by Telephone	21
Additional Redemption Information	22
Tools to Combat Frequent Transactions	22
Shareholder Services	23
Dividends, Distributions and Taxes	24
Financial Highlights	26
Notice of Privacy Policy	27
Additional Information	29
To Obtain More Information about the Fund	30

Summary Section

RiverPark/Next Century Large Growth Fund

Retail Class Shares (Ticker Symbol: RPNRX)

Institutional Class Shares (Ticker Symbol: RPNLX)

Investment Objective

The RiverPark/Next Century Large Growth Fund (the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail	Institutional
Management Fees	0.65%	0.65%
Shareholder Servicing Fees[1]	0.25%	None
Administrative Fees[1]	0.15%	0.15%
Other Expenses[2]	0.50%	0.50%
Total Annual Fund Operating Expenses	1.55%	1.30%
Fee Waiver and/or Expense Reimbursement[3]	-0.30%	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.00%

1	Estimate based on anticipated asset levels for the Retail Class Shares and Institutional Class Shares.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares and 1.00% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least [●], 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Retail	$	$
Institutional	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate at this time.

2

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The Fund defines large cap companies as those with market capitalizations, at the time of initial investment, of greater than $7.5 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 10% revenue growth or are likely to achieve a greater than 10% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

The next step is a research review of the size of the market in which each company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is expected to maintain a diversified portfolio of approximately 40 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes are generally limited to the greater of 5% of the portfolio or 1% more than the weighting of such position in the Russell 1000® Growth Index. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 15% or 2.5x the weighting of such sector in the Russell 1000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically concentrated in the fastest growing sectors and industries. At launch, the Fund is expected to have significant exposure to the industrials, healthcare and information technology sectors.

Next Century believes in adhering to a strong sell discipline. Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.

Next Century’s uniqueness comes from having a small team of portfolio managers performing direct research and consistently applying a growth philosophy in all economic and market environments. Next Century believes its ability to construct a portfolio with high quality growth companies, combined with a strong sell discipline, has enabled it to outperform in the past. Next Century’s long-term track record encompasses periods of economic strength and weakness, both domestically and globally, as well as many volatile market environments.

Principal Risks

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below. Each risk summarized below is a principal risk of investing in the Fund, and different risks may be more significant at different times depending upon market conditions or other factors.

No Operating History Risk. The Fund is an open-ended investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

3

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Information Technology Risk. The Fund may invest in the Information Technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

4

See “Description of Principal Risks” beginning on page 8 of the Prospectus for a discussion of each of these risks.

Performance

Because the Fund has not begun operations, performance information is not yet available. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Once available, updated performance information may be obtained by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Management

Investment Adviser

RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Sub-Adviser

Next Century Growth Investors LLC (“Next Century”) serves as the Fund’s sub-adviser.

Portfolio Managers

Next Century has five portfolio managers dedicated to the Fund who operate as a team throughout all aspects of the investment process.

Tom Press, Chairman, Chief Executive Officer, Portfolio Manager, Partner, has been with Next Century since he founded it in November 1998. Bob Scott, President, Portfolio Manager, has been with Next Century since 2000. Peter Capouch, Chief Operating Officer, Portfolio Manager, has been with Next Century since 2003. Kaj Doerring, Portfolio Manager, Partner, has been with Next Century since 2005. Tom Dignard, Portfolio Manager, Partner, has been with Next Century since 2013.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day (any weekday exclusive of days on which the NYSE is closed is a “business day”) by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary. The minimum initial investment in the Retail Class Shares is $1,000. The minimum initial investment in the Institutional Class Shares is $50,000. There is no minimum for subsequent investments. Transactions received, in good order, before the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) will receive the net asset value on that day. Requests received after the close of trading will be processed on the next business day and will receive the next day’s calculated net asset value.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Please see also, “ADDITIONAL TAX INFORMATION” in the Statement of Additional Information (“SAI”), for additional information regarding the taxation of the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial planner or visit your financial intermediary’s website for more information.

5

Additional Information about the Principal Investment Strategies of the Fund and Related Risks

This section provides additional information regarding the securities in which the Fund invests, the investment techniques each uses and the risks associated with the Fund’s investment program. A more detailed description of the Fund’s investment policies and restrictions, and additional information about the Fund’s investments, is contained in the SAI.

RiverPark/Next Century Large Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation through investments primarily in securities of large-cap companies.

6

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The Fund defines large cap companies as those with market capitalizations, at the time of initial investment, of greater than $7.5 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 10% revenue growth or are likely to achieve a greater than 10% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

The next step is a research review of the size of the market in which each company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is expected to maintain a diversified portfolio of approximately 40 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes are generally limited to the greater of 5% of the portfolio or 1% more than the weighting of such position in the Russell 1000® Growth Index. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 15% or 2.5x the weighting of such sector in the Russell 1000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically concentrated in the fastest growing sectors and industries. At launch, the Fund is expected to have significant exposure to the industrials, healthcare and information technology sectors.

Next Century believes in adhering to a strong sell discipline. Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.

Next Century’s uniqueness comes from having a small team of portfolio managers performing direct research and consistently applying a growth philosophy in all economic and market environments. Next Century believes its ability to construct a portfolio with high quality growth companies, combined with a strong sell discipline, has enabled it to outperform in the past. Next Century’s long-term track record encompasses periods of economic strength and weakness, both domestically and globally, as well as many volatile market environments.

Other Information about the Fund and its Non-Principal Investment Strategies

Securities Lending. The Fund may lend its securities to broker-dealers and other institutions to earn additional income, in an amount not to exceed 10% of the Fund’s net assets.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales. The Fund may borrow up to 10% of the value of its total assets for investment purposes. Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets. However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

7

Temporary or Defensive Positions. During periods of adverse market or economic conditions, or when, in the opinion of the Adviser or Sub-Adviser, certain abnormal or extraordinary circumstances exist, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security. The Fund may not achieve its investment objectives using this type of investing.

Description of Principal Risks

Investments in the Fund, like any investment, are subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment. Each risk summarized below is a principal risk of investing in the Fund, and different risks may be more significant at different times depending upon market conditions or other factors.

No Operating History Risk. The Fund is an open-ended investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Information Technology Risk. The Fund may invest in the Information Technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

8

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Management Risk. Management risk means that the Adviser’s or the Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

Non-Principal Risks

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, or the Sub-Adviser, as the case may be, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Convertible Securities Risk. The Fund may invest in convertible securities. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls. Convertible securities are senior to common stock in an issuer’s capital structure but are subordinated to any senior debt securities. As a result, in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund.

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Preferred Stock Risk. The Fund may invest in preferred stock. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Risk of Investments in SPACs. The Fund may invest in stock, warrants, and other securities of SPACs. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities have no operating history or underlying business other than seeking an acquisition, the value of their securities is dependent on the ability of the entity’s management to identify and complete a profitable business combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In recent market conditions, SPACs have been subject to significant price volatility. In addition, these securities may be considered illiquid and/or be subject to restrictions on resale.

Initial Public Offerings Risk. The Fund may invest a portion of its assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to the Fund for investing. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Foreign Securities Risks. The Fund may invest in foreign securities, including direct investment in securities of foreign issuers and investment in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Options Risks. The Fund may purchase or sell call and put options on securities. These options may be listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Investing in options will expose investors to the risks inherent in investing with options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase the loss associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility. An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option. The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

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An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Risks of Using Leverage. Subject to certain limitations, the Fund may borrow money from a bank to meet redemptions or to meet short term cash needs. The use of leverage involves special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities. Borrowers of the Fund’s securities may provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. To the extent the Fund lends its securities, it may be subject to these risks.

Temporary or Defensive Position Risk. Under adverse market or economic conditions, or when, in the opinion of the Adviser or the Sub-Adviser, certain abnormal or extraordinary circumstances exist, the Fund may, for temporary defensive purposes, invest up to 100% of their assets in high quality, fixed income securities, money market instruments, or cash or cash equivalents, including investment grade short-term obligations. A larger percentage of such investments could moderate the Fund’s investment results. The Fund may not achieve its investment objective using this type of investing.

Real Estate Investment Trust (“REIT”) Risks. The Fund may invest in REITs. Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce that Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. The Fund’s investments in REITs may include an additional risk to shareholders in that some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, such Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their share of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize capital gain.

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Risks of Investing in Other Investment Companies. The Fund may invest in the securities of other investment companies, which most likely would include shares of exchange-traded funds, but may also include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The market value of the shares of other investment companies may differ from the net asset value of the Fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, the Fund would bear its pro rata portion of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own management fee and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Illiquid Securities Risk. The Fund may invest up to 15% of net assets in illiquid securities. Illiquid securities are securities that are not readily marketable and include repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or the Sub-Adviser or at prices approximating the value at which the Fund is carrying the securities.

Equity-Linked Securities Risk. The Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to the Fund’s restrictions on investments in foreign securities. See “Foreign Securities Risk” above. In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Emerging Markets Risk. The Fund may invest in the securities of issuers in emerging markets. Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.

Counterparty Risks. The Fund may invest with various counterparties. Counterparties may not settle trades on a timely basis or fulfill their obligations to settle a trade based on the agreed upon terms and conditions. To the extent a counterparty fails to fulfill its obligations to settle a trade, the Fund may lose part or all of its investment.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. Disclosure of the Fund’s holdings is required to be made in the Annual Report and Semi-Annual Report to Fund shareholders. In addition, monthly reports of the Fund’s portfolio holdings are filed quarterly with the SEC on Form N-PORT no later than 60 days after the end of each quarter of the Fund’s fiscal year, and the monthly report for the third month of each quarter will be made publicly available by the SEC upon filing. The Annual and Semi-Annual Reports, once available, may be obtained by calling the Fund, toll-free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

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Management of the Fund

The management of the Fund is supervised by the Board of Trustees. The Trustees and officers of the Fund, together with their principal occupations and other affiliations during the past five years, are listed in the SAI.

Investment Adviser

RiverPark Advisors, LLC (the “Adviser”), located at 156 West 56th Street, 17th Floor New York, NY 10019, was formed in July 2009 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of RiverPark Holding Group LLC, a Delaware limited liability company (“RP Holding Group”) and is controlled by Morty Schaja. Mr. Schaja, CFA, is RiverPark’s Chief Executive Officer. RiverPark Capital Management LLC, an affiliate of the Adviser, provides investment management services to separate accounts and partnerships. Together, the Adviser and its affiliate RiverPark Capital Management LLC had approximately $2.5 billion in assets under management (including approximately $665 million of assets under management by a strategic alliance partner pursuant to a fee sharing arrangement) as of December 31, 2022.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement entered into with the Trust (the “Advisory Agreement”).

Under the general supervision of the Board of Trustees, the Adviser, either directly or by hiring a sub-adviser, carries out the investment and reinvestment of the assets of the Fund, furnishes continuously an investment program with respect to the Fund, determines which securities should be purchased, sold or exchanged, and implements such determinations. The Adviser furnishes the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser compensates all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and also compensates all other Adviser personnel who provide research and investment services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a monthly fee computed at a fixed annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed certain percentages of the respective Fund’s average net assets. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded. The expense limitation for each class of the Fund, expressed as a percentage of the Fund’s average net assets, is as follows:

Fund	Expense Limitation (Retail Class)	Expense Limitation (Institutional Class)
RiverPark/Next Century Large Growth Fund	1.25%	1.00%

This agreement is in effect until at least [●], 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. The total estimated annual expenses of the Fund are set forth in the section titled, “Fees and Expenses of the Fund.”

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Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

Below are the backgrounds of the RiverPark executive team:

Morty Schaja, CFA, is the Chief Executive Officer of RiverPark and has served in this capacity since 2009. Mr. Schaja graduated from Tel-Aviv University in 1975 with a BS in Physics and from Columbia University in 1976 with an MBA in finance and accounting. From 1977 to 1985, he was Vice President for Consulting with Data Resources, Inc., a leading economic consulting and forecasting firm. From 1986 through 1987, he was a Senior Analyst with Donaldson, Lufkin & Jenrette’s Stock Index Department. From 1987 until 1990, Mr. Schaja was Executive Vice President of First Security, a registered investment adviser and hedge fund adviser. From February 1991 through March 2006, Mr. Schaja had various responsibilities with Baron Capital leading to his position as President and Chief Operating Officer, where he managed the growth of the firm from $50 million in assets under management to over $15 billion. From June 2006 to April 2009, he was a managing general partner of RiverPark Capital LLC, a registered investment adviser that managed long only and long/short strategies for investment partnerships and separate accounts.

Kenny Gilison is the Chief Operating Officer and Chief Compliance Officer of RiverPark and has been with RiverPark since 2014. Mr. Gilison received a B.A. from the University of Virginia in 1987 and a J.D., magna cum laude, from the University of California, Hastings College of Law in 1991. Prior to joining RiverPark, Mr. Gilison served as Managing Principal at Westbrook Partners in charge of all operations in France. Mr. Gilison opened Westbrook’s Paris office in 2003 and served on the Investment Committee. Prior to joining Westbrook, Mr. Gilison was Director of Acquisitions and a member of the Executive Committee for STAM Europe, a Paris-based asset management firm working with a variety of private equity funds. Prior to joining STAM Europe, Mr. Gilison was the founder and head of GMAC Commercial Mortgage’s Paris office. He joined the company in 1999 and was responsible for GMACCM investments throughout Europe. Beginning in 1997, Mr. Gilison was a senior member of the commercial real estate finance team at Deutsche Bank in New York. Prior to that time, Mr. Gilison was a practicing attorney concentrating in structured finance, corporate finance and real estate, most recently at Skadden, Arps, Slate, Meagher & Flom in New York.

Investment Sub-Adviser

The Adviser is responsible for selecting the Sub-Adviser to manage the assets of the Funds. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of securities in the Fund’s investment portfolio under its management.

The Adviser pays the Sub-Adviser a monthly fee computed at a fixed annual rate of 0.40% of the average daily net assets of the Fund, from the management fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of this sub-advisory fee.

Next Century Growth Investors LLC

Next Century Growth Investors LLC (“Next Century” or the “Sub-Adviser”), located at 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416, is an independent investment firm specializing in high growth equity portfolios. Founded in 1998, Next Century utilizes a similar growth stock investment strategy across four products: Microcap, Small Cap, SMID Cap and Large Cap. The firm is primarily owned by its portfolio managers.

Portfolio Managers

Next Century has five portfolio managers dedicated to the Fund. The portfolio managers operate as a team throughout all aspects of the investment process. They perform due diligence calls and meetings and make portfolio trading decisions together, as a group of five. Next Century believes this generates in-depth growth stock analysis, healthy stock specific and portfolio discussions, and streamlined decision making. NCG does not have research analysts as they believe it is more efficient to have the people performing the direct research also making the final portfolio decisions. The portfolio managers are generalists, not sector specialists, and are familiar with all portfolio holdings. Given the individual and group knowledge of each holding, Next Century can make buy/sell decisions decisively. The team of five portfolio managers is the final decision maker.

Below are the backgrounds of the Portfolio Managers responsible for the day-to-day portfolio management of the Fund:

Tom Press, CFA, Chief Executive Officer, Portfolio Manager, Partner

Mr. Press founded Next Century in November 1998 with the goal of managing client accounts within the firm’s growth stock investing philosophy. He is one of the portfolio managers on all strategies. Prior to Next Century he worked as a portfolio manager at Jundt Associates from 1994-1998 and Investment Advisors from 1992-1993. From 1985-1992 he worked at Salomon Brothers and Morgan Stanley on the institutional sales desk. Mr. Press holds a B.A. in business administration from the University of Minnesota and an M.B.A. from the University of St. Thomas. He was a former member of the U.S. World, World Cup, and Olympic Wrestling Teams (alternate and team leader) and is a member of the Minnesota Wrestling Coaches Association Hall of Fame.

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Bob Scott, CFA, President, Portfolio Manager, Partner

Mr. Scott joined Next Century in 2000, serving as one of the portfolio managers on all strategies, and he became a partner in 2002. In 2003, he helped create Next Century’s microcap strategy. Mr. Scott became President in 2013 and served as COO from 2013-2021. Prior to joining Next Century, Mr. Scott worked at Investment Advisers, Inc (IAI) from 1993-2000. While at IAI, he held various positions including Vice President and portfolio manager for the IAI small cap growth and mid cap growth products. He also spent two years as a research analyst with the American Embassy in Tokyo, Japan. Mr. Scott graduated from Harvard University in 1990.

Peter Capouch, CFA, Chief Operating Officer, Portfolio Manager, Partner

Mr. Capouch joined Next Century in 2003, serving as one of the portfolio managers on all strategies, and he became a partner in 2008. Mr. Capouch became COO in 2021. Prior to joining Next Century, he worked for one year at State Street Global Advisors. Mr. Capouch graduated from Harvard University in 2002, where he was captain of the men’s ice hockey team.

Kaj Doerring, Portfolio Manager, Partner

Mr. Doerring joined Next Century in 2005, serving as one of the portfolio managers on all strategies, and he became a partner in 2009. Prior to Next Century, Mr. Doerring spent three years at Think Equity Partners and three years at Piper Jaffray. Before entering the investment industry, he spent 14 years at various positions within drug, diagnostic, medical device and capital equipment sales/marketing areas, including nine years at Bristol-Myers Squibb, two years at Boehringer Mannheim Diagnostics and three years at Coherent Surgical. Mr. Doerring graduated from Concordia College, Moorhead, MN in 1985 with a BA in Computer Science.

Tom Dignard, CFA, Portfolio Manager, Partner

Mr. Dignard joined Next Century in 2013, serving as one of the portfolio managers on all strategies, and he became a partner in 2019. Mr. Dignard earned his BA in economics from Yale University in 2010, where he was also a 4-year letterman of the Men’s Ice Hockey Team. He earned his MBA and graduated with Distinction from the University of Ulster in 2012.

The SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund, and their compensation.

Prior Performance of Composite of Accounts Similarly Managed by the Sub-Adviser

The following performance information relates to the Next Century Large Growth Composite (the “Composite”), which is a performance composite consisting of all of the private accounts with substantially similar investment objectives, strategies, policies and risks to those of the Fund that are managed by the Fund’s Sub-Adviser. The following performance information is not the Fund’s performance (or any predecessor fund’s performance), should not be considered indicative of the future performance of the Fund, and should not be considered a substitute for the Fund’s performance. Information regarding the Fund’s performance, when such performance is available, will be shown under the section of the Fund’s prospectus entitled “Performance.”

As of September 30, 2023, the Composite consisted of four separately managed accounts, with assets totaling approximately $122 million. The inception date of the Composite was December 31, 1998. Between the Composite’s inception date and September 30, 2023, all private accounts and funds with substantially similar investment objectives, strategies, policies and risks to those of the Fund have been included in the Composite. The following performance information is therefore intended to illustrate past performance for a substantially similar strategy managed by the Sub-Adviser.

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The following performance information for the Composite was prepared in accordance with industry best practices and in accordance with the Global Investment Performance Standards (“GIPS”). The method for computing historical performance information for the Composite differs from the SEC’s method for computing the historical performance of the Fund.

The private accounts included in the Composite have different fees, expenses and cash flows than the Fund, which could negatively impact the performance of the Fund in relation to the Composite. Since the actual fees and expenses of the Fund include certain expenses not included in the fees and expenses of the private accounts netted from the Composite, using the Fund’s expense structure would have lowered the performance result of the Composite.

The private accounts included in the Composite also are not registered under the 1940 Act and therefore are not subject to certain investment restrictions, diversification requirements and other limitations imposed on the Fund by the 1940 Act and Subchapter M of the Internal Revenue Code. If such private accounts had been registered under the 1940 Act and been subject to the 1940 Act and Subchapter M of the Internal Revenue Code requirements and limitations, the performance may have been adversely affected. The net returns shown are net of all actual fees and expenses, including sales loads. The highest fee charged to any account in the Composite, during the performance period, is reflected in the performance table.

Average Annual Total Returns*	1 Year	5 Years	10 Years	15 Years	20 Years	Since Inception (12/31/1998)
Next Century Large Growth (Gross)	27.80%	12.96%	15.03%	14.25%	13.29%	11.03%
Next Century Large Growth (Net)	27.06%	12.26%	14.35%	13.60%	12.37%	9.94%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	27.72%	12.41%	14.48%	13.67%	11.10%	7.30%

*	Above returns as of September 30, 2023.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement is expected to be available in the Fund’s semi-annual report to shareholders for the period ending March 31, 2024.

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How the Fund Values Its Shares

The price of the Fund’s shares is based on the Fund’s net asset value. The net asset value of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The net asset value takes into account the fees and expenses of the Fund, including management, administration and other fees, which are accrued daily. The Fund calculates its net asset value as of the close of regular trading on the NYSE. The price at which a purchase, exchange or redemption is effected is based on the net asset value next computed after the Fund or its agents receive your request in good order. All requests received in good order before 4:00 p.m. Eastern Time or the closing of the NYSE, whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day. Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pension Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”) will receive the next business day’s net asset value. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market or independent pricing agent quotations are not readily available, securities are valued at fair value as determined in good faith through the consideration of other factors in accordance with procedures approved by the Board of Trustees. In accordance with Rule 2a-5 of the 1940 Act, the Board of Trustees has designated the Adviser as the “Valuation Designee” with respect to the Fund. The Fund will use fair value pricing where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the security over an extended period; or (iv) the validity of a market or independent pricing agent’s quotation received is questionable. In addition, fair value pricing will be used if emergency or unusual situations have occurred, such as when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the net asset value is calculated (applicable to foreign securities). Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

In computing the net asset value per share, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Valuation Designee.

How to Buy Shares

No sales charges are imposed when you purchase shares of the Fund. You may purchase shares of the Fund at net asset value (“NAV”) as described below or through your financial intermediary. Please keep in mind that your financial intermediary may charge additional fees for its services. The minimum initial investment in Retail Class Shares is $1,000. The minimum initial investment for Institutional Class Shares is $50,000. The Fund reserves the right to vary or waive the minimum in certain situations. There is no minimum investment requirement for subsequent investments. The Fund reserves the right to transfer shares, on a tax-free basis, from Institutional Class Shares to Retail Class Shares, if such shareholder’s account falls below the minimum. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Fund.

The Fund has authorized one or more brokers to receive purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

All shares will be purchased at the NAV per share next determined after the Fund or, if applicable an authorized broker or broker designee, receive your account application or request in good order. All requests received in good order by the Fund, if applicable an authorized broker or broker designee, before 4:00 p.m. (Eastern Time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day and will receive the next day’s NAV.

The Fund may, from time to time, in its sole discretion limit the types of investors permitted to open new accounts or limit new purchases at any time on a case-by-case basis.

Good Order

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	The name of the Fund and class;

•	The dollar amount of shares to be purchased;

•	A completed account application; and

•	Check payable to RiverPark Funds.

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

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•	Mail the application, together with a check made payable to the RiverPark Funds to:

By Mail:	By Overnight Delivery or Express Mail:

RiverPark Funds P.O. Box 219008 Kansas City, MO 64121-9008	RiverPark Funds c/o SS&C Global Investor & Distribution Solutions, Inc. 430 W. 7th Street Kansas City, MO 64105

•	All checks must be in U.S. dollars drawn on U.S. banks. The Fund does not accept payment in cash, cashier’s checks or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

•	Subsequent investments may be made in the same manner, but you need not include an application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the U.S.A. PATRIOT Act of 2001, please note that the Fund’s transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 888-564-4517 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected, or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Purchases by Wire

If you are making your first investment in the Fund, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.

•	Upon receipt of your completed application, in good order, the Transfer Agent will establish an account for you.

•	The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:

UMB Bank, N.A. ABA No. 101000695 RiverPark Funds DDA Account No. 9871916839 Further Credit: (name of RiverPark Fund to be purchased) (shareholder registration) (shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

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Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Fund or the Adviser incur, and you will be subject to a returned check fee of $25. In addition, you may be prohibited or restricted from making further purchases of shares.

Telephone trades must be received by or prior to market close, to receive the next calculated net asset value. Trades received after the market close will be processed using the net asset value per share determined on the next business day. During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees, commissions and/or other forms of compensation, and these forms of compensation are not reflected in the fee table set forth above for the Fund. These fees and charges are not imposed by the Fund.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or its shareholders for marketing and distribution related activities or for shareholder servicing. These activities may include transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries. Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Fund.

The Board of Trustees has adopted a shareholder servicing plan according to which the Fund may pay shareholder servicing fees equal to up to 0.25% of the Retail Class Shares and Institutional Class Shares to various shareholder servicing agents for performing non-distribution related shareholder servicing functions and maintaining shareholder accounts on behalf of their clients who own shares of the Fund. Because these shareholder servicing fees are paid out of assets attributable to the Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

In addition, the Board of Trustees has adopted an administrative services plan according to which the Fund may pay administrative services fees at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, of the Fund to various administrative servicing agents for providing administrative, recordkeeping and support servicing to their clients who own shares of the Fund. Because these administrative servicing fees are paid out of assets attributable to the Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Exchange Privilege

You may exchange some or all of your shares of the Fund for shares of the same class of another fund advised by the Adviser (a “RiverPark Fund”). You may do this through your financial intermediary, or by telephone or mail as described below. An exchange involves the redemption of shares of one RiverPark Fund and the purchase of shares of another RiverPark Fund. Once an exchange request has been placed by telephone or mail, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a RiverPark Fund is subject to the minimum investment requirements of that RiverPark Fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.

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Each RiverPark Fund advised by the Adviser has different investment objectives and policies. You should review the objective and policies of the RiverPark Fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The exchange privilege may be modified or discontinued at any time by a RiverPark Fund upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 888-564-4517

•	Shares exchanged by telephone must have a value of $1,000 or more.

•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Fund by telephone but send your request by overnight courier to: RiverPark Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 W. 7th Street, Kansas City, MO 64105.

To exchange shares by telephone, you must indicate this on your application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by the Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

•	For further information, call 888-564-4517.

How to Convert Shares

The Fund currently offers two classes of shares, Retail Class Shares and Institutional Class Shares, which differ only in their ongoing fees and eligibility requirements. At no charge, you may convert shares of one Fund directly to any other offered class of Shares of the same Fund, by writing to or calling the Fund, subject to the eligibility requirements and the fees and expenses applicable to such share class of the Fund. If the value of your investment in the Institutional Class Shares of the Fund falls below $50,000, the Fund may convert your Institutional Class Shares into Retail Class Shares. The transaction will be based on the relative net asset values of the respective securities to be exchanged on the trade date for the conversion. For U.S. federal income tax purposes, such a conversion is not a taxable event.

How to Redeem Shares

You may redeem shares of the Fund on any day the NYSE is open, either directly or through your financial intermediary. Transactions received, in good order, before the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) will receive the net asset value on that day. Redemption proceeds generally will be sent to you within seven days of receipt of the redemption request. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to fifteen business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after market close (usually 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.

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Good Order

Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

•	The request must identify your account number;

•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•	The request should include a signature guarantee, if applicable (see below).

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	A signature guarantee of each owner is required to redeem shares in the following situations:

-	If ownership is changed on your account;

-	When redemption proceeds are payable or sent to any person, address or bank account not on record;

-	If a change of address request was received by the Transfer Agent within the last 30 days;

-	The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent; and

-	For all redemptions in excess of $50,000 from any shareholder account

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 888-564-4517.

Redeeming Shares by Telephone

To redeem shares by telephone:

•	Call 888-564-4517 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on any business day. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Specify the amount of shares you want to redeem (minimum $1,000, maximum $50,000).

•	Provide the account name, as registered with the Fund, and the account number.

•	Redemption proceeds will be mailed to you by check at the address indicated in your account registration or wired to an account at a commercial bank that you have previously designated. A $15.00 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice. In addition, your bank may impose a charge for receiving wires. Redemption proceeds may also be sent by electronic funds transfer through the ACH network, to your predetermined bank account. There is no charge for the electronic funds transfer however credit may not be available for two to three days.

•	During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: RiverPark Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 W. 7th Street, Kansas City, MO 64105.

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To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008. Signatures may require a guarantee or verification by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees or authentication are acceptable to the Transfer Agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Fund reserves the right to close your account in the Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more. You will receive sixty days’ written notice to increase the account value before the account is closed. Although in unusual circumstances the Fund may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded may be targets of market timers.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity and using fair value pricing, as approved by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices. Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to reject purchase and exchange requests by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have simultaneous access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 under the 1940 Act the Fund has entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Fund, at the Fund’s request, certain customer and identity trading information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing. The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when they calculate their net asset values. Fair value determinations are made in good faith by the Valuation Designee in accordance with procedures approved by the Board of Trustees.

The Board of Trustees has also developed procedures that allow the Valuation Designee to utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser or sub-adviser, as the case may be, does not represent fair value. The Fund may also fair value a security if the Fund or the Adviser or sub-adviser, as the case may be, believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 888-564-4517. Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly investments automatically in amounts of not less than $50 through the Automatic Investment Plan. This plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund. In order to participate in the plan, your financial institution must be a member of the ACH network. The Fund may modify or terminate this privilege at any time. If your bank rejects your payment, a $25 fee will be charged to your account. To begin participating in the plan, please complete the Automatic Investment Plan section on the application or call the Transfer Agent at 888-564-4517. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date. Please allow up to thirty days to create the plan and 5 days to cancel or change it.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment by calling 888-564-4517. If elected on your application, telephone orders will be accepted by electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive regular monthly, quarterly or annual checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested. Any cash dividends and capital gains distributions on shares held in a Withdrawal Plan Account will be automatically reinvested.

Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund available to their participants. The Adviser, and not the Fund, may provide compensation to organizations providing administrative and recordkeeping services to those plans.

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Automatic Reinvestment Plan. For your convenience, all dividends and distributions of the Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the ex-date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least five full business days before a given record date to be effective on that date.

Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit-sharing account in the Fund under the following prototype retirement plans: (i) Individual Retirement Accounts (“IRAs”) and Rollover IRAs; and (ii) Simplified Employee Pensions for sole proprietors, partnerships and corporations.

Householding. The Fund will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund shareholders. In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue “householding” for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Dividends, Distributions and Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a U.S. Shareholder (as defined below) of the Fund who acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing proposed, final, and temporary Treasury regulations promulgated thereunder, rulings published by the Internal Revenue Service (“IRS”), judicial decisions and interpretations, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action or contrary judicial decision or interpretation, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

For purposes of these discussions, a “U.S. Shareholder” means a beneficial owner of the Fund’s shares that is any of the following for U.S. federal income tax purposes:

•	An individual who is a citizen or resident of the United States or someone treated as a U.S. citizen for U.S. federal income tax purposes;

•	A corporation (or other entity taxable as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof, or the District of Columbia;

•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	A trust if: (a) a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust, or (b) the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Policy. It is the policy of the Fund to distribute to shareholders its investment company taxable income, if any, annually as required for qualification as a RIC by the Code. The Fund also intends to distribute its net capital gain in order to avoid taxation of the Fund itself on such gains. Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year. You may elect to have dividends and/or capital gains paid in cash.

Taxation of the Fund. The Fund intends to qualify and make the necessary elections to be treated as a RIC under the Code. While so qualified, the Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.

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Taxation of Shareholders. The following information is meant as a general summary for U.S. Shareholders. For a summary of the tax considerations applicable to Non-U.S. Shareholders (i.e., a beneficial owner of the Fund’s shares that is not a U.S. Shareholder), see the SAI. Most U.S. Shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares.

The Fund’s net investment income and short-term capital gains are distributed as dividends and will generally be taxable as ordinary income or qualified dividend income. Other capital gain distributions are generally taxable as long-term capital gains, regardless of how long you have held your shares in such Fund. Long-term capital gains also will be taxed at up to a maximum rate of 20% to individuals and other non-corporate taxpayers. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Your redemptions, including exchanges, may result in a capital gain or loss for Federal tax purposes. A capital gain or loss on your investment is the difference between your tax basis in your shares, including any sales charges, and the amount you receive when you sell your shares.

Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year. The Fund may be subject to foreign withholding taxes, which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes. The Fund’s transactions in options, futures and forward contracts are subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

The foregoing briefly summarizes some of the important Federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the Federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other Federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

Backup Withholding. Under the Code, the Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a RIC may be subject to withholding of federal income tax (currently at a rate of 24%) in the case of non-exempt shareholders who fail to furnish the RIC with their social security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect social security or taxpayer identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on their shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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Financial Highlights

Because the Fund has not begun operations, financial highlights are not yet available. In the future, financial highlights will be presented in this section of the Prospectus.

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Notice of Privacy Policy

FACTS	WHAT DOES RIVERPARK FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• account balances

• account transactions

• transaction history

• wire transfer instructions

• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RiverPark Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does RiverPark Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-564-4517 or go to http://www.riverparkfunds.com.

What we do
Who is providing this notice?	RiverPark Funds Trust
How does RiverPark Funds Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does RiverPark Funds Trust collect my personal information?

We collect your personal information, for example, when you

• open an account

• provide account information

• give us your contact information

• make a wire transfer

• tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes –
information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include RiverPark Advisors, LLC and RiverPark Capital Management LLC.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • RiverPark Funds Trust doesn’t share client information with non-affiliates.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • RiverPark Funds Trust doesn’t jointly market.

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Additional Information

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, NY 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, NY 10282

TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

333 West 11th Street, 5th Floor

Kansas City, MO 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

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To Obtain More Information about the Fund

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information will be available in the Annual and Semi-Annual Reports to Fund shareholders. The Annual Report to Fund shareholders will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its prior fiscal year.

Statement of Additional Information

The SAI provides more details about the Fund and its policies. The SAI is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Reports to Fund shareholders or the SAI, or to discuss questions about the Funds:

By Telephone

888-564-4517

By Mail

RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008 or by overnight courier to RiverPark Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 430 W. 7th Street, Kansas City, MO 64105.

By Internet

http://www.riverparkfunds.com

From the SEC

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

RiverPark Funds Trust

Investment Company Act File Number 811-22431

RPF-PS-001-0700

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Subject to Completion—Dated [●], 2023

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

____, 2023

RiverPark/Next Century Large Growth Fund

Institutional Class Shares (Ticker Symbol: RPNRX)

Retail Class Shares (Ticker Symbol: RPNLX)

A Series of RiverPark Funds Trust

P.O. Box 219008

Kansas City, MO 64121-9008

(888) 564-4517

This Statement of Additional Information (“SAI”) dated ____, 2023, relates to the RiverPark/Next Century Large Growth Fund (the “Fund”). The Fund is a series of the RiverPark Funds Trust (the “Trust”). The Trust is comprised of the Fund and the RiverPark Large Growth Fund, the Wedgewood Fund, the Riverpark Short Term High Yield Fund, the RiverPark Long/Short Opportunity Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark Next Century Growth Fund (collectively, along with the Fund, the “RiverPark Funds,” or the “Funds”). Shares of the Fund are offered through a prospectus dated _____, 2023 (the “Prospectus”). The Prospectus is hereby incorporated by reference, which means it is legally part of this document. A copy of the Prospectus may be obtained without charge by calling the number listed above. This SAI is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of the Fund. This SAI should be read in conjunction with the Prospectus.

The Fund had not commenced operations prior to the date of this SAI and has no financial statements. Once available, the Fund’s Annual and Semi-Annual Reports may be obtained free of charge by calling the number listed above.

Table of Contents

DESCRIPTION OF THE FUND AND ITS INVESTMENTS	1
HISTORY OF THE TRUST AND GENERAL INFORMATION	1
TYPES OF INVESTMENTS & RELATED RISKS	2
INVESTMENT RESTRICTIONS	12
CERTAIN RISK CONSIDERATIONS	14
MANAGEMENT	14
CODE OF ETHICS	22
PROXY VOTING POLICIES AND PROCEDURES	22
INVESTMENT ADVISORY ARRANGEMENTS	23
PORTFOLIO MANAGERS	25
DISTRIBUTOR	27
ALLOCATION OF BROKERAGE	27
PORTFOLIO HOLDINGS INFORMATION	28
ADDITIONAL TAX INFORMATION	29
NET ASSET VALUE	35
PURCHASE OF SHARES	36
ANTI-MONEY LAUNDERING PROGRAM	36
REDEMPTIONS	36
SERVICE PROVIDERS	37
PERFORMANCE INFORMATION	38
GENERAL	40
FINANCIAL STATEMENTS	40
ADDITIONAL INFORMATION	40
APPENDIX A	A-1
APPENDIX B	B-1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS

The investment objectives of the Fund and a description of its principal investment strategies are set forth under “SUMMARY SECTION” and “ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUND AND RELATED RISKS” in the Prospectus. The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees (the “Board” or “Trustees”) without shareholder approval by providing sixty days’ notice of the change.

RiverPark Advisors, LLC (“RiverPark” or the “Adviser”) serves as the investment adviser to the Fund. Next Century Growth Investors LLC (“Next Century” or the “Sub-Adviser”) serves as the sub-adviser for the Fund.

HISTORY OF THE TRUST AND GENERAL INFORMATION

 Capitalization and Organization

The Trust is an open-end management investment company organized as a Delaware statutory trust on June 22, 2010. The Fund is a series of the Trust. The Fund is “diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust is governed by its Board. The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value and create additional series at the discretion of the Board. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by the Fund and, upon liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of all of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of a series into shares of one or more classes of the series and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional series of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the laws of the State of Delaware. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created series would normally be entitled to one vote for all purposes. Generally, shares of all series, including the Fund, would vote as a single series on matters, such as the election of Trustees, that affected all series in substantially the same manner. As to matters affecting each series differently, such as approval of its investment advisory agreement and changes in investment policy, shares of each series would vote separately. In addition, the Trustees may, in the future, create additional classes of shares of the Fund. Except for the different distribution related and other specific costs borne by classes of shares of the Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of the Fund.

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares.

TYPES OF INVESTMENTS & RELATED RISKS

The following supplements the information contained in the Prospectus concerning a description of securities and investment practices of the Fund. You should read it together with the Fund’s section in the Prospectus entitled “Additional Information about the Principal Investment Strategies of the Fund and Related Risks.”

Equity Securities

Equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

The Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets (“foreign securities”). To the extent that foreign securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: the Fund’s net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund’s assets denominated in that currency will increase. Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund’s assets denominated in that currency will decrease. The performance of the Fund will be measured in U.S. dollars, the base currency for the Fund. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

The Fund may engage in transactions in foreign securities, which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords the Fund the ability to obtain best price and execution. Securities markets of foreign countries in which the Fund may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Fund to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by the Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries. These various risks may be greater in emerging market countries.

American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Fixed Income Securities

The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities, whether of U.S. or foreign issuers, may pay fixed, variable or floating rates of interest, and may include zero coupon obligations, which do not pay interest until maturity. Fixed income securities may include:

▪	bonds, notes and debentures issued by corporations;

▪	debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);

▪	municipal securities;

▪	mortgage-backed and asset-backed securities; or

▪	debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

Subject to certain limitations, the Fund may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities have received a rating from nationally recognized statistical rating agencies in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities. Non-investment grade debt securities (typically called “junk bonds”) have received a rating from nationally recognized statistical rating agencies of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade. The Fund may invest up to 5% of the value of its total assets in debt securities that are rated below A by nationally recognized statistical rating agencies. The Fund may not invest in debt securities rated below CCC by nationally recognized statistical rating agencies (or unrated debt securities determined to be of comparable quality by the Adviser). There are no limitations on the maturity of debt securities that may be purchased by the Fund. A description of bond ratings is attached to this SAI as Appendix A.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Securities of Other Investment Companies

The Fund may invest in the securities of other registered, open-end investment companies and exchange traded funds that have investment objectives and policies similar to its own. The Fund may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly. Any investment by the Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the 1940 Act. Shareholders of the Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Fund.

The Fund may from time to time rely on Section 12(d)(1)(F) of the 1940 Act with respect to their investments in other investment companies. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

The Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset value but may also trade at a premium to net asset value. The Fund may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium. Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations. Shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange and are treated as publicly traded partnerships for federal income tax purposes. Publicly traded partnerships could be treated as corporations to the extent they do not satisfy the gross income test. To satisfy the gross income test and thus qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

Asset-Backed Securities

The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Equity-Linked Securities

The Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to the Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. The Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). The Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives, and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Due to the fact that some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. Since equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired. When entering into swap contracts, the Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund’s exposure, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Restricted Securities

The Trust’s Board of Trustees has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The SEC Staff has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)	the frequency of trades and quotes for the security;

(ii)	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

(iii)	dealer undertakings to make a market in the security; and

(iv)	the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed and Early Delivery Securities

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary or Defensive Investments

During periods of adverse market or economic conditions, or when, in the opinion of the Adviser or Sub-Adviser, certain abnormal or extraordinary circumstances exist, including periodic episodes where the Adviser or Sub-Adviser is unable to locate sufficient portfolio securities in which to invest, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.

Investment grade short-term obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.

Fixed income securities will be deemed to be of high quality if they are rated “A” or better by nationally recognized statistical rating agencies or, if unrated, are determined to be of comparable quality by the Adviser.

Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

▪	Government securities;

▪	commercial paper;

▪	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;

▪	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and

▪	repurchase agreements.

Repurchase agreements are agreements under which the Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral. The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

The Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Short Sales (other than Options)

The Fund may effect short sales of securities. A short sale involves the sale of a security that the Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. When selling short, the Fund must borrow the security sold short and will be obligated to return the security to the lender. This is accomplished by a later purchase of the security by the Fund to close its short position. When the Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker. Other than as noted below, the Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund’s net assets.

The use of short sales is considered a speculative investment practice. The limited use of this practice, however, permits the Fund to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

Borrowing

The Fund may borrow money for investment purposes (which is a practice known as “leverage”), subject to restrictions. Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal amount of such borrowings will be fixed, the Fund’s net assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund’s investments will be borne entirely by the Fund’s shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund did not use leverage. Leveraging will create interest expenses for the Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s investment return will be greater than if leverage was not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used.

Use of Options

The Fund may purchase call and put options on securities to seek capital growth or for hedging purposes. The Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes..

The Fund may write covered call and put options on securities and securities indices, so long as the aggregate notional value does not exceed 200% of the value of its assets.

 An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange (the “NYSE”), which are regulated by the SEC. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Fund may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be traded with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

The Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Options transactions may be traded on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Fund.

Options on Stock Indices

Certain options on stock indices provide the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of non-cash-settled options, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

The index underlying a stock index option may be a “broad-based” index, such as the Standard & Poor’s 500 Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurred, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy to purchase and sell options only on indices that include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

Derivatives Transactions

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the applicable fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the applicable fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless it is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

INVESTMENT RESTRICTIONS

A fundamental policy with respect to the Fund cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this SAI and in the Prospectus, “a majority of the outstanding voting securities of the Fund” means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares of the Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

Fundamental Policies of the Fund

The following fundamental policies may not be changed without approval by the vote of a majority of the Fund’s outstanding voting securities. As a matter of fundamental policy, the Fund may not:

(1)	With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted by the 1940 Act.

(3)	Borrow money except that it may borrow:

(a)	for leveraging purposes,

(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or

(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(4)	Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)	Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend portfolio securities representing more than 25% of its net assets.

(8)	Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3(a) above), or with respect to a securities lending program. Notwithstanding anything to the contrary herein, the Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and SAI.

(9)	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Non-Fundamental Policies of the Fund

The following restrictions are imposed by the management of the Fund and may be changed by the Board without shareholder approval at any time. The Fund may not:

(1)	Hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

(2)	Invest in derivative securities, other than equity and index options.

The SEC has taken the position that, for purposes of the restrictions applicable to the Fund’s diversification, such as those set forth in this section above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

If a percentage limitation set forth in an investment policy or restriction of the Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction. However, if at any time borrowings exceed 33 1/3% of total assets, the Fund must reduce its borrowings within three business days thereafter.

For purposes of their policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

CERTAIN RISK CONSIDERATIONS

There can be no assurance that the Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under the Fund’s “SUMMARY SECTION - PRINCIPAL RISKS” and “ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUND AND RELATED RISKS” in the Prospectus and under the “TYPES OF INVESTMENTS & RELATED RISKS” section of this SAI.

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and the Fund, including general supervision and review of the Fund’s investment activities and its conformity with Delaware law and the stated policies of the Fund. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

Trustees and Officers

The Trustees, including the Trustees who are not interested persons of the Trust as that term is defined in the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in the Trust Overseen By Trustee	Other Directorships Held by Trustee During the Past Five Years
Richard Browne 156 West 56th Street, 17th Floor New York, NY 10019 (63)	Trustee	Indefinite; since 2010	President, Rector Management Corp (real estate and construction company, since 1986); Partner, Sterling Project Development (real estate and construction) Owners Representative, Queens Ballpark Company, LLC (since 2005)	7	None
David Sachs 156 West 56th Street, 17th Floor New York, NY 10019 (56)	Trustee	Indefinite; since 2016	Retired (since 2010); Managing Partner, Hocky Capital, 1996-2010	7	None
Ira Balsam 156 West 56th Street, 17th Floor New York, NY 10019 (57)	Trustee	Indefinite; since 2012	Retired (since Jan. 2012); Chief Financial Officer, Avenue Capital Management II, L.P. (group of unregistered investment companies, 2002-2011)	7	None

Interested Trustee & Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in the Trust Overseen By Trustee	Other Directorships Held by Trustee
Morty Schaja 156 West 56th Street, 17th Floor New York, NY 10019 (68)	Trustee, President and Chairman of the Board	Indefinite; since 2010	Chief Executive Officer and Managing Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009)	7	None

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in the Trust	Other Directorships Held by Trustee
Paul Genova, 156 West 56th Street, 17th Floor New York, NY 10019 (46)	Secretary	Since 2010	Chief Financial Officer, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Financial Officer, RiverPark Capital LLC (since 2008)	N/A	N/A
Matt Kelly, 156 West 56th Street, 17th Floor New York, NY 10019 (53)	Vice President	Since 2010	Chief Marketing Officer and Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2010)	N/A	N/A
Andrew Metzger, One Freedom Valley Drive Oaks, PA 19456 (42)	Treasurer and Chief Financial Officer	Since 2021	Director, SEI Investments, Fund Accounting since 2020; Director, Embark Consulting, from 2019 to 2020; Senior Manager, PwC, from 2002 to 2019	N/A	N/A

Michael Minella, 140 E. 45th Street, 29th Floor New York, NY 10017 (52)	Chief Compliance Officer	Since 2022	Senior Principal Consultant and Fund Chief Compliance Officer, ACA (since 2022); Director of Audit and Risk Strategy & Planning (2021-2022), Vice President and Director, Funds’ Treasurer’s Office and Investment & Adviser Compliance (2009-2021), Fidelity Investments	N/A	N/A

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered accounting firm; and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas: management or board experience in the investment management industry or companies in other fields, educational background and professional training; and experience as a Trustee of the Trust. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Mr. Browne has significant professional experience with complex real estate and significant construction development transactions and management of major commercial buildings. He is an active manager of his personal investments and has extensive financial risk management skills and understanding of financial instruments, markets and strategies.

Mr. Balsam has significant professional experience with risk assessment, accounting and operational matters within the investment industry. His experience includes executive and officer positions with an investment industry accounting firm and a major hedge fund complex, where he also held a leadership position with the valuation committee.

Mr. Sachs has significant professional experience within the investment industry, including as managing partner and co-founder at Hocky Capital, an investment management firm, as well as senior research positions for both sell-side and buy-side investment firms.

Mr. Schaja has over 30 years of investment experience, including as an executive to various investment management companies since 1985. He served as a director of various mutual funds for over 10 years. He has extensive experience in all aspects of the investment management industry, including research, portfolio management, distribution, risk management and compliance. Prior to working in the investment management industry, Mr. Schaja was an economic consultant to Fortune 1000 companies. Mr. Schaja is a Chartered Financial Analyst.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Leadership Structure and Responsibilities of the Board of Trustees

The Board is responsible for overseeing the management of the Fund. The Board also elects the Trust’s officers who conduct the daily business of the Fund. The Board meets at least four times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.

The Trustees interact directly with the Chairman of the Board, each other as Trustees and committee members, the Fund’s officers, and senior management of the Adviser and other service providers of the Fund at scheduled meetings and between meetings, as appropriate. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustees and Officers,” above.

Currently the Board is comprised of four Trustees, one of whom, the Chairman of the Board, is considered an “Interested” Trustee as defined by the 1940 Act. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees.

The Board does not currently have a designated lead independent trustee. A lead independent trustee would typically serve as a liaison between the independent directors and management between board meetings and would serve as the primary contact for Trust counsel. Instead, the Trust’s corporate governance policies include regular meetings of the independent trustees in executive session with Trust counsel but without the presence of the interested trustee or any representatives of the Adviser. In addition, the Audit Committee, the Nominating and Corporate Governance Committee and the Valuation Committee are comprised solely of independent trustees and the Trust’s chief compliance officer is independent from the Adviser. The independent trustees meet regularly with the Chief Compliance Officer without the presence of the interested trustee and other members of management.

The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview, and it allocates areas of responsibility among committees of trustees and the full Board in a manner that enhances effective oversight, without the need for a lead independent trustee.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Fund and minimizes any potential conflicts of interest that could arise from these relationships and other risks that the Fund may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Fund’s operations is important, in light of the size and complexity of the Fund and the risks that the Fund faces. The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Fund, and the environment in which the Fund operates, change.

Committees

Currently, the Board has an Audit Committee, Valuation Committee and Nominating and Corporate Governance Committee (the “Nominating Committee”). The responsibilities of each committee and its members are described below.

The Audit Committee is comprised of each of the Independent Trustees (i.e., Messrs. Browne, Sachs and Balsam). The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Fund’s financial operations. The Audit Committee meets at least two times per year. During the fiscal year ended September 30, 2023, the Audit Committee met three times.

The Valuation Committee consists of each of the Independent Trustees (i.e., Messrs. Browne, Sachs and Balsam). The Valuation Committee has responsibility for, among other things, evaluating the effectiveness of each of the Trust’s and the Adviser’s security valuation policy and procedures. The Valuation Committee meets as necessary. During the fiscal year ended September 30, 2023, the Valuation Committee met three times.

The Nominating Committee consists of each of the Independent Trustees (i.e., Messrs. Browne, Sachs and Balsam). The Nominating Committee evaluates the size and composition of the Board, identifies and screens independent Trustee candidates for appointment to the Board and submits final recommendations to the full Board for approval, reviews independent Trustee compensation and expense reimbursement policies, and reviews memoranda prepared by independent legal counsel relating to positions, transactions and relationships that could reasonably bear on the independence of Trustees. The Nominating Committee meets as necessary. During the fiscal year ended September 30, 2023, the Nominating Committee met once.

While the Nominating Committee will consider candidates timely recommended by shareholders to serve as a Trustee, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Trust. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Trustees. For shareholder recommendations to be considered, a shareholder must provide contact information for the candidate, including all the information about a candidate that would be required to be included in a proxy statement seeking approval of that candidate, and a notarized letter executed by that candidate, which states his or her willingness to serve on the Board if elected.

Risk Oversight

The Board oversees risk management for the Fund directly and, as to certain matters, through its committees. The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Fund’s senior officers, the Adviser, the Fund’s independent auditors, legal counsel and personnel from the Fund’s other service providers. The Board has adopted, on behalf of the Fund, and periodically reviews, with the assistance of the Fund’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Fund’s activities. In addition, the Adviser and the other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Fund’s activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate. The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time but intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to their current structure are prudent.

Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser, any sub-adviser or the distributor (or any affiliated company of the Adviser, any sub-adviser or distributor) in the amount of $40,000, plus $1,000 per additional meeting to the extent the Board meets more frequently than quarterly. Travel expenses of Trustees who are not affiliated persons of the Adviser, any sub-adviser or distributor (or any affiliated company of the Adviser, any sub-adviser or distributor) that are incurred in connection with attending meetings of the Board are also reimbursed. For the fiscal year ended September 30, 2023, the Trustees received the following compensation from the Trust:

Name of Person	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation Paid to Trustees
Morty Schaja*	$0	N/A	N/A	$0
Richard Browne	$40,000	N/A	N/A	$40,000
David Sachs	$40,000	N/A	N/A	$40,000
Ira Balsam	$40,000	N/A	N/A	$40,000
			TOTAL	$120,000

*	Denotes Trustee who is an “interested person” of the Trust under the 1940 Act

Trustee and Officer Ownership of Fund Shares

Set forth below is the dollar range of equity securities of the Fund beneficially owned by each Trustee and officer as of December 31, 2022:

A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

Name	RiverPark Next Century Large Growth Fund[1]	Aggregate for all RiverPark Funds
Richard Browne	A	F
David Sachs	A	F
Ira Balsam	A	A
Morty Schaja	A	G
Paul Genova	A	E
Matt Kelly	A	G
Andrew Metzger	A	A
Michael Minella	A	A

[1]	As of December 31, 2022, there were no shares of the Fund outstanding.

During the calendar years ended December 31, 2021 and December 31, 2022, no Independent Trustee or immediate family member of such Independent Trustee had:

(i)	any direct or indirect interest in the Adviser, any sub-adviser or the Distributor of the Funds or their affiliates; or

(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or

(iii)	any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships:

in each case described in clauses (ii) through (iv), with (A) the Funds; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser, any sub-adviser of the Fund or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser, any sub-adviser of the Fund or the Distributor; (E) the Adviser, any sub-adviser of the Fund or the Distributor; (F) an officer of the Adviser, any sub-adviser of the Fund or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser, any sub-adviser of the Fund or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser, any sub-adviser of the Fund or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.).

No officer of the Adviser, any sub-adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with the Adviser, any sub-adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where an Independent Trustee or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Because the Fund has not begun operations as of the date of this SAI, shareholder information is not meaningful.

CODE OF ETHICS

The Adviser, the Sub-Adviser and the Trust have each adopted a Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act, respectively. SEI Investments Distribution Co. (the “Distributor”) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser, the Sub-Adviser or the Distributor (“Access Persons”), as applicable. Rule 17j-1 and each Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code of Ethics permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions. The Code of Ethics of each of the Adviser and the Trust is included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Fund to the Adviser, and the Adviser has delegated this authority to the Sub-Adviser.

The Adviser and the Sub-Adviser have adopted proxy voting policies and procedures which the Board has reviewed and considered, including that the Adviser may engage a third-party proxy voting firm. The Adviser’s goal in performing this service is to make proxy voting decisions to vote or not to vote proxies in a manner that serves the best interests of the Fund. To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met and are attached to this SAI as Appendix B.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

The Adviser and the Sub-Adviser will each vote proxies in strict accordance with the Proxy Voting Policy and Procedures. The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the Adviser or the Sub-Adviser and deviations from the stated voting guidelines.

More Information

The actual voting records relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free 888-564-4517 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling the Fund, toll free, at 888-564-4517, and will be sent within three business days of receipt of a request.

INVESTMENT ADVISORY ARRANGEMENTS

The management of the Fund is supervised by the Board of Trustees of the Trust. The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement entered into with the Trust (the “Advisory Agreement”).

The Adviser, located at 156 West 56th Street, 17th Floor, New York, NY 10019, is a Delaware limited liability company organized on April 16, 2009. It was formed for the purpose of providing investment advisory and management services to RICs. The Adviser is a wholly owned subsidiary of RP Holding Group LLC, a Delaware limited liability company (“RP Holding”), which is controlled by Morty Schaja. Mr. Schaja, CFA, is RiverPark’s Chief Executive Officer. RiverPark Capital Management LLC, an affiliate of the Adviser, provides investment management services to separate accounts and partnerships. Together, the Adviser and RiverPark Capital Management LLC had approximately $2.5 billion in assets under management (including $665 million of assets under management by a strategic alliance partner pursuant to a fee sharing arrangement), as of December 31, 2022.

Next Century provides investment sub-advisory services to the Fund pursuant to an investment sub-advisory agreement entered into with the Adviser (the “Sub-Advisory Agreement”).

 Under the Advisory Agreement and the Sub-Advisory Agreement, the Adviser and the Sub-Adviser have agreed to furnish reports, statistical and research services and recommendations with respect to each respective Fund’s portfolio of investments. In addition, the Adviser provides office facilities to the Fund and performs a variety of administrative services. The Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders. The Adviser pays the costs of printing and distributing prospectuses used for prospective shareholders. Under the Advisory Agreement, the Adviser will receive a monthly fee computed at a fixed annual rate of the Fund’s average daily net assets as set forth in the Fund’s prospectus.

The Advisory Agreement and the Sub-Advisory Agreement are terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of the Fund’s outstanding shares, by a vote of a majority of the Trustees or by the Adviser. Each of the Advisory Agreement and Sub-Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Sub-Advisory Agreement provides that it terminates upon the termination of the Advisory Agreement. The Advisory Agreement and the Sub-Advisory Agreement provide in substance that the Adviser or Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser or reckless disregard of its obligations thereunder.

The Advisory Agreement between the Adviser and the Trust was approved by the Trustees, including a majority of the Independent Trustees, on ______, 2023. The Sub-Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on ____, 2023. Each of the Advisory Agreement and the Sub-Advisory Agreement have an initial term of two years from its effective date. The Advisory Agreement and the Sub-Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast at a meeting duly called for the purpose of voting on such approval.

The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to assure that ordinary operating expenses of the Fund (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, and extraordinary expenses) do not exceed annually an expense cap percentage of the Fund’s average daily net assets as follows:

Fund	Class	Expense Cap
RiverPark/Next Century Growth Fund	Retail	1.25%
	Institutional	1.00%

The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded. Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

In consideration of the Expense Limitation Agreement to which the Adviser and the Fund are parties, the Sub-Adviser has agreed to waive a portion of its fee or contribute to a portion of the Fund’s expenses to the extent that operating expenses exceed the expense limitation. In addition, the Sub-Adviser will waive its fees by an amount sufficient to cover up to 50% of the fee waivers (or expenses reimbursed) so long as operating expenses exceed the expense limitation. Any recovery of fees waived and expenses reimbursed permitted under the Expense Limitation Agreement will be shared in proportion to the Adviser’s and Sub-Adviser’s share of expenses reimbursed or fees waived.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one Fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions in a manner which it believes to be fair and equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser or the Sub-Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregations and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s and Sub-Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. When two or more funds purchase or sell the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

The Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between the Fund and any other series of the Trust and certain other accounts that are managed by the Adviser. The Fund may from time to time engage in such transactions in accordance with these procedures.

PORTFOLIO MANAGERS

Tom Press, Bob Scott, Peter Capouch, Kaj Doerring and Tom Dignard are the portfolio managers responsible for the day-to-day management of the Fund. The following tables show the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of September 30, 2023.

Tom Press
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	$2.1	0	$0
Other Pooled Investments	1	$38.7	0	$0
Other Accounts	29	$903.3	0	$0

Bob Scott
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	$2.1	0	$0
Other Pooled Investments	1	$38.7	0	$0
Other Accounts	29	$903.3	0	$0

Peter Capouch
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	$2.1	0	$0
Other Pooled Investments	1	$38.7	0	$0
Other Accounts	29	$903.3	0	$0

Kaj Doerring
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	$2.1	0	$0
Other Pooled Investments	1	$38.7	0	$0
Other Accounts	29	$903.3	0	$0

Tom Dignard
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	$2.1	0	$0
Other Pooled Investments	1	$38.7	0	$0
Other Accounts	29	$903.3	0	$0

Material Conflicts of Interest. In addition to sub-advising the Fund, the Sub-Adviser manages assets for other separately managed accounts. Certain of the Sub-Adviser’s clients may participate in investment programs that have investment objectives, policies and strategies that are substantially similar to the Fund. Other clients of the Sub-Adviser may have differing investment programs, objectives, policies and strategies. In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or the Sub-Adviser could receive performance-based fees on certain accounts. In addition, the portfolio managers of the Fund will be required to make adjustments to the Fund’s portfolio based on daily redemptions and purchases of the Fund, which may create conflicts with respect to separate accounts managed by the same portfolio managers that are not subject to the same daily flows.

Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, including unregistered funds, exchange-traded funds or separate accounts, the portfolio managers will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio managers. In such instances, securities will be allocated in accordance with the trade allocation policy of the Adviser, or the Sub-Adviser, as the case may be.

Compensation.

RiverPark Advisors, LLC. RiverPark seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary and are eligible for a cash incentive bonus, an equity compensation opportunity and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the performance of the portfolio manager’s accounts, including the Fund(s) and contribution to the overall growth and profitability of the firm. Portfolio managers are provided no financial incentive to favor one fund or account over another.

Next Century Growth Investors LLC. Next Century seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. The portfolio managers of the Fund receive compensation based on the performance of the accounts, including the Fund, and contribution to the overall growth and profitability of the firm. In addition, all the portfolio managers are equity owners of the firm. The portfolio managers are provided no financial incentive to favor one fund or account over another.

DISTRIBUTOR

The Fund has entered into a distribution agreement with SEI Investments Distribution Co. (the “Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Fund has authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of the Fund, including such advertising and promotion as it believes reasonable in connection with such solicitation. The Distributor finances such promotional activities at its own expense.

ALLOCATION OF BROKERAGE

Decisions regarding the placement of orders to purchase and sell investments for the Fund are made by the Adviser or the Sub-Adviser, as the case may be. A substantial portion of the transactions in equity securities for the Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated. However, on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

Furthermore, it is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

The policy of the Fund regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund or the Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Fund’s policies, the Adviser or the Sub-Adviser places transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Fund or the Adviser or the Sub-Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser and the Sub-Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing its own research and facilities, the Adviser and the Sub-Adviser each believes the value of such services is not determinable and does not significantly reduce its expenses.

Certain broker-dealers, which provide quality execution services, also furnish research services to the Adviser or the Sub-Adviser. The Adviser and the Sub-Adviser have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker that furnishes brokerage or research services (known as “soft-dollar” benefits) a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser and the Sub-Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

PORTFOLIO HOLDINGS INFORMATION

The Adviser, the Sub-Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Pursuant to such policies, the Board has authorized the Adviser’s Chief Compliance Officer to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the policies. It is the policy of the Fund to protect the confidentiality of material, non-public information about the Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Non-public information about the Fund's portfolio holdings will not be distributed unless there is a legitimate business purpose for doing so and disclosure is made in accordance with the Fund’s policy as more fully described below. Neither the Fund nor any affiliated person (as defined in the 1940 Act) of the Fund may receive compensation or consideration of any type in connection with the disclosure of information about the Fund's portfolio holdings.

Disclosure of Portfolio Holdings. The Fund will publicly disclose the Fund's portfolio holdings in accordance with applicable regulatory requirements, such as the periodic portfolio holdings disclosure in Form N-CSR, Form N-SAR and Form N-PORT filings, with the SEC. These reports are available, free of charge, on the IDEA database at www.sec.gov. In addition, the Fund will disclose complete portfolio holdings monthly at www.riverparkfunds.com/next-century-growth-fund as soon as practicable (generally 10 days) after the end of each month. The Fund's portfolio holdings will remain on the website until updated for the next applicable period.

Disclosure of Portfolio Characteristics. From time to time the Fund may make available certain portfolio characteristics (aggregated, statistical-type information that does not identify, directly or indirectly, specific portfolio holdings or subsets of holdings and therefore are not considered "portfolio holdings" as described in this section), such as allocations, performance and risk-related statistics, portfolio level statistics and non-security specific attribution analyses, on request, provided that the distribution of such information is otherwise in accordance with the general principles of the Fund’s disclosure policy. Such information, if provided, will be made available to any person upon request. Other information with respect to the Fund may be deemed not to be portfolio holdings information, and may be disclosed without restriction, if, in the reasonable belief of the Adviser’s Chief Compliance Officer, the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading with respect to the Fund.

Distribution of Portfolio Holdings. Non-public information about the Fund's portfolio holdings may be disclosed on a regular basis to the Board, outside legal counsel and service providers who generally need access to such information in the performance of their contractual duties and responsibilities to the Fund where each such person is subject to duties of confidentiality, including a duty not to share such information with an unauthorized person or trade on such information.

The Fund or its service providers may also distribute portfolio holdings along with related performance attribution statistics to rating and ranking organizations, mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on certain attributes, provided that: (a) the recipient does not distribute some or all of the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement or is otherwise contractually bound by a duty of confidentiality.

The Fund may also distribute to counterparties and others involved in trade transactions (i.e., brokers and custodians) lists of applicable investments held by the Fund for the purpose of facilitating efficient trading of such investments and receipt of relevant research. In addition, the Adviser or the Sub-Adviser, as the case may be, may distribute to third parties a list of the issuers and securities that are covered by its research department as of a particular date, which may include securities that are held by the Fund as of that date and/or securities that the Fund may purchase or sell in the future; however, in no case will the list specifically identify that a particular issuer or security is currently held by the Fund or that the Fund may purchase or sell an issuer or security in the future.

As of the date of this SAI, the service providers and other parties to whom portfolio holdings are provided include the Adviser, the Sub-Adviser, the Administrator (SEI Investments Global Funds Services), the Custodian (Brown Brothers Harriman & Co.), the Transfer Agent (SS&C Global Investor & Distribution Solutions, Inc.), the Fund’s independent registered public accounting firm (Cohen & Co.), legal counsel (Blank Rome LLP), pricing vendors (including ICE Data Services, JP Morgan Chase & Co. PricingDirect, S&P, Banc of America BAML via ICE, Bloomberg, LSEG WM, LSEG Refinitiv, and SIX Financial), proxy voting services (Broadridge), financial printers (including FilePoint and Toppan Merrill), database services (including Morningstar) and each of their respective affiliates and advisors. Such parties receive holdings information at a frequency appropriate to their services, which may be as frequently as daily. No compensation is received by the Fund, the Adviser or the Sub-Adviser with respect to the disclosure of portfolio holdings.

ADDITIONAL TAX INFORMATION

(See also “DIVIDENDS, DISTRIBUTIONS AND TAXES” in the Prospectus)

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of the Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. No advance ruling has been or will be sought from the Internal Revenue Service (“IRS”) regarding any matter discussed in this summary. Therefore, no assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax consequences described below. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership. A partner of a partnership holding shares should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of shares by the partnership.

For purposes of these discussions, a “U.S. Shareholder” means a beneficial owner of the Fund’s shares that is any of the following for U.S. federal income tax purposes:

•	An individual who is a citizen or resident of the United States or someone treated as a U.S. citizen for U.S. federal income tax purposes;
•	A corporation (or other entity taxable as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof, or the District of Columbia;
•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•	A trust if: (a) a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust, or (b) the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

For purposes of this summary, the term “Non-U.S. Shareholder” means a beneficial owner of the Fund’s shares that is not a U.S. Shareholder.

Qualification and Taxation as a RIC

The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (“RIC”) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the IRS.) In order to qualify as a RIC, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other RICs) of (A) any one issuer; (B) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (C) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. By so qualifying, the Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements under a prescribed formula contained in Section 4982 of the Code by the end of each calendar year. The formula requires payment to shareholders during a calendar year of distributions in an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for the calendar year, (2) 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year, and (3) certain undistributed amounts neither distributed nor taxed to the Fund during the preceding calendar year. The Fund anticipates meeting such distribution requirements.

 Taxation of U.S. Shareholders

Dividends paid by the Fund from investment company taxable income generally will be taxed to the U.S. Shareholders as ordinary income or, as discussed below, qualified dividend income, as applicable to the extent of the Fund’s current or accumulated earnings and profits. Investment company taxable income includes net investment income and net realized short-term gains (if any). A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals and other non-corporate taxpayers of 20%) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions by the Fund from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains to the extent of the Fund’s current or accumulated earnings and profits without regard to length of time the U.S. Shareholder held shares of that Fund. Long-term capital gains also will be taxed at up to a maximum rate of 20% to individuals and other non-corporate taxpayers. Any dividends received by the Fund from domestic corporations will constitute a portion of the Fund’s gross investment income. This portion of the dividends paid by the Fund may qualify for the dividends-received deduction for U.S. Shareholders that are U.S. corporations. Shareholders will be informed of the amounts of dividends which so qualify.

Distributions will be taxable as described above to U.S. Shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders that receive distributions in the form of additional shares will generally be treated as having received a taxable distribution and will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

The Fund will inform shareholders of the amount of their ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.

Distributions by the Fund result in a reduction in the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a U.S. Shareholder’s cost basis, such distribution, if made from the Fund’s earnings and profits, nevertheless would be taxable as ordinary income or capital gain as described above to U.S. Shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive, what is in effect, a return of capital upon the distribution which will nevertheless be taxable to U.S. Shareholders who are subject to such taxes.

Upon a sale or exchange of its shares, a U.S. Shareholder will realize a taxable gain or loss depending on its tax basis in the shares. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor’s hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a U.S. Shareholder on the sale of shares of the Fund held by the U.S. Shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the U.S. Shareholder with respect to such shares and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All dividends, whether received in shares or cash, must be reported by each U.S. Shareholder on their Federal income tax return.

Distributions in excess of the Fund’s earnings and profits first will be treated as a return of capital. A return of capital is not taxable but will reduce a U.S. Shareholder’s tax basis in its shares of the Fund and, after the tax basis is reduced to zero, the amount of the distribution in excess of the Fund’s earnings and profits and the U.S. Shareholder’s adjusted tax basis will constitute capital gains to such shareholder (and will generally be long-term capital gain if such shareholder has held the applicable shares for more than one year).

Each shareholder should consult their own tax adviser to determine the state and local tax implications of the Fund’s distributions.

Backup Withholding

Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. The backup withholding rate is currently 24%. Legislation may be enacted which provides for a different rate. If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. Shareholders. It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of the Fund.

Medicare Contribution Tax on Unearned Income

A U.S. Shareholder that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, will be subject to a 3.8% tax on the lesser of (1) the U.S. Shareholder’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. Shareholder’s modified adjusted gross income for the taxable year over a certain threshold (which, in the case of individuals, will be between $125,000 and $250,000 depending on the individual’s filing status). A U.S. Shareholder’s “net investment income” may generally include portfolio income (such as interest and dividends), and income and net gains from “passive activities” (as defined in the Code), unless such income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a U.S. Shareholder that is an individual, estate or trust, you should consult your tax advisors regarding the applicability of the Medicare tax to your ownership and disposition of an Interest.

Taxation of Non-U.S. Shareholders

Dividends paid to a Non-U.S. Shareholder generally will be subject to U.S. withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty. If a Non-U.S. Shareholder is eligible for a reduced rate of withholding tax under an applicable tax treaty, the Non-U.S. Shareholder will be required to provide an applicable IRS Form W-8 certifying its entitlement to benefits under the treaty in order to obtain a reduced rate of withholding tax. However, if the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder (or, if an income tax treaty applies, attributable to a permanent establishment in the United States of the Non-U.S. Shareholder), then the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the Non-U.S. Shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided in an applicable treaty). If the Non-U.S. Shareholder is subject to such U.S. income tax on a distribution, then the Fund is not required to withhold U.S. federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements.

Special certification requirements apply to a Non-U.S. Shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisors.

Code Section 871(k) provides certain “look-through” treatment to Non-U.S. Shareholders, permitting interest-related dividends and short-term capital gains not to be subject to U.S. withholding tax.

Special U.S. federal income tax rules will apply to Non-U.S. Shareholders that hold shares in the Fund. Non-U.S. Shareholders should consult their own tax advisors to determine the U.S. federal, state, local and other tax consequences that may be relevant to them.

FATCA

The Hiring Incentives to Restore Employment Act of March 2010 (the “HIRE Act”), including the Foreign Account Tax Compliance Act (“FATCA”), Sections 1471 through 1474 of the Code, and Treasury regulations promulgated thereunder, generally provides that a 30% withholding tax may be imposed on payments of U.S. source income, such as U.S. source interest and dividends, to certain non-U.S. entities unless such entities enter into an agreement with the IRS to disclose the name, address and taxpayer identification number of certain U.S. persons that own, directly or indirectly, interests in such entities, as well as certain other information relating to such interests. Non-U.S. shareholders are encouraged to consult with their own tax advisors regarding the possible implications and obligations of FATCA and the HIRE Act. While withholding under FATCA would have applied also to payments of gross proceeds from the sale or other disposition of shares on or after January 1, 2019, recently proposed Treasury regulations eliminate FATCA withholding on payments of gross proceeds entirely. Taxpayers generally may rely on these proposed Treasury regulations until final Treasury regulations are issued.

Cost Basis Reporting

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on their shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Special Tax Considerations

The Fund maintains accounts and calculate income in U.S. dollars. In general, the Fund’s transactions in foreign currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of a foreign currency.

The Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. The Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules. The Fund anticipates that its hedging activities, if any, will not adversely affect its RIC status.

Income received by the Fund from sources within various foreign countries may be subject to foreign income tax and withholding. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations that Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by the Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both). A shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

The Fund may invest in equity interests of certain entities that may qualify as “passive foreign investment companies.” Generally, the income of such companies may become taxable to the Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on the Fund on “excess distributions” received by the Fund or on gain from the disposition of such investments by the Fund. The Code generally allows the Fund to elect to mark-to-market and recognize gains on such investments at its taxable year-end. Application of these rules may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. The Fund will monitor its investments in equity interests in “passive foreign investment companies,” if any, to ensure its ability to comply with these distribution requirements.

The foregoing is only a general discussion of some of the special tax considerations that may apply to the Fund. Shareholders in the Fund are advised to consult with their own tax advisers with respect to the tax considerations, including federal, state and local and foreign tax considerations.

NET ASSET VALUE

The following information supplements that set forth in the Fund’s Prospectus in the Sections titled “HOW TO BUY SHARES and “HOW THE FUND VALUES ITS SHARES.”

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (usually 4:00 p.m., Eastern time) each business day.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day. If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Securities for which market or independent pricing agent quotations are not readily available are valued at fair value as determined by the Adviser, who has been designated by the Board as the Fund’s “Valuation Designee” in accordance with Rule 2a-5 of the 1940 Act. Such fair value determinations are made by the Valuation Designee pursuant to procedures approved by the Board.

To the extent that the Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust. Trading in securities on European and Far Eastern securities exchanges and “over-the-counter” markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund’s calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.

PURCHASE OF SHARES

No sales charges are imposed when you purchase shares of the Fund. You may purchase shares of the Fund at net asset value as described in the Prospectus or through your financial intermediary. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Fund(s).

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function by Fund personnel or an outside third party to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS

You may redeem shares of the Fund on any day the NYSE is open, either directly as described in the Prospectus or through your financial intermediary. Transactions received, in good order, before the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) will receive the net asset value on that day. Redemption proceeds generally will be sent to you within seven days of the receipt of the redemption request. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to fifteen business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after market close (usually 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Fund generally expects to meet redemption requests by relying on its holdings of cash or cash equivalents or through the sale of portfolio securities. Under stressed market conditions, the Fund may meet redemption requests by utilizing a line of credit or by other borrowing.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences, and Funds that invest in investments that are not frequently traded may be targets of market timers.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity and using fair value pricing, as approved by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices. Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to reject purchase and exchange requests by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund do not have simultaneous access to the underlying shareholder account information. In this regard, in compliance with Rule 22c-2 of the 1940 Act, as amended, the Fund has entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Fund, at the Fund’s request, certain customer and identity trading information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SERVICE PROVIDERS

Distributor

The Distributor, SEI Investments Distribution Co. (“SIDCO” or “Distributor”), serves as the Fund’s principal underwriter. The Distributor is not obligated to sell any specific number of shares and will purchase shares for resale only against orders for shares. Under the agreement between the Fund and the Distributor, the Fund has agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, provides transfer agency and dividend disbursement services to the Trust and the Fund.

Administrator

SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, provides fund administration services to the Trust and the Fund. These services include assisting in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser or the custodian); preparing certain periodic reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders.

Independent Registered Public Accounting Firm

[to come]

Fund Counsel

Blank Rome LLP, 1271 Avenue of the Americas, New York, New York 10020, serves as counsel to the Trust and the Fund.

Custodian

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, 02110, acts as the Fund’s custodian. The custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the custodian holds the Fund’s securities and keeps all necessary accounts and records.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

Where:

“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ERV”	=	represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions) – The Fund’s quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

P(1 + T)n = ATV(D)

Where:

“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(D)”	=	represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemption) – The Fund’s quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemption according to the following formula:

P (1+ T)n = ATV(DR)

Where:

“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(DR)”	=	represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

The Fund’s total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in its portfolio and its expenses. Total return information is useful in reviewing the Fund’s performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor’s principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

Non-Standardized Performance

In addition to the performance information described above, the Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under “Total Return” above except that no annualization is made. Total returns for periods less than one year are cumulative and returns for periods one year and greater are annualized.

GENERAL

At least on a quarterly basis, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor’s 500 Total Return Index, the Dow Jones Industrial Average, Russell 2000 Index, Russell 1000 Growth Total Return Index, Russell 1000 Value Total Return Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices. The Fund’s performance may also be compared to those of other mutual funds or Fund composites having similar objectives. This comparative performance may be expressed as a ranking prepared by Morningstar or similar independent services monitoring mutual fund performance. The Fund’s performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund’s past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

FINANCIAL STATEMENTS

Because the Fund has not commenced operations as of the date of this SAI, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

ADDITIONAL INFORMATION

All shareholder inquiries may be directed to the shareholder’s broker or may be directed to the Fund at the address or telephone number shown on the front cover of this SAI. This SAI does not contain all of the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

The Board of Trustees has adopted a shareholder servicing plan according to which the Fund may pay shareholder servicing fees up to 0.25% of the Retail Class Shares and Institutional Class Shares to various shareholder servicing agents for performing non-distribution related shareholder servicing functions and maintaining shareholder accounts on behalf of their clients who own shares of the Fund. Because these shareholder servicing fees are paid out of assets attributable to the Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

In addition, the Board of Trustees has adopted an administrative services plan according to which the Fund may pay administrative services fees at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, of the Fund to various administrative servicing agents for providing administrative, recordkeeping and support servicing to their clients who own shares of the Fund. Because these administrative servicing fees are paid out of assets attributable to the Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

RPF-SX-001-0700

APPENDIX A

DESCRIPTION OF BOND RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Standard & Poor’s Issue Credit Ratings Definitions

A-1

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L

Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

●	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

q

A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time but tends to undergo change. For this reason, changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*	As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Short-term vs. Long-term Ratings

	Long Term	Short Term
Investment Grade	Aaa	
	Aa1	
	Aa2	
	Aa3	Prime-1
	A1	
	A2	
	A3	
	Baa1	Prime-2
	Baa2	Prime-3
	Baa3	
Speculative Grade	Ba1	
	Ba2	
	Ba3	
	B1	
	B2	
	B3	Not Prime
	Caa1	
	Caa2	
	Caa3	
	Ca	
	C

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

●	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)

'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

'CC' National Ratings denote that default of some kind appears probable.

C(xxx)

'C' National Ratings denote that default is imminent.

D(xxx)

'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

●	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings below.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX B

PROXY VOTING POLICY AND PROCEDURES

Portfolio management activities are performed by the Adviser and sub-advisers. As such all proxy voting responsibilities are performed by the Adviser and sub-advisers.

Each Adviser/sub-adviser shall vote the proxies appurtenant to all shares of corporate stock owned by the Fund for which it serves as adviser/sub-adviser

Each Adviser/sub-adviser shall vote said proxies strictly in accordance with the proxy voting policies submitted by that firm to and approved by the Trusts’ Board of Trustees

In the event that a sub-adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by the Fund managed by that sub-adviser, the sub-adviser shall notify RiverPark Advisors, LLC (“RiverPark”) of that fact and RiverPark shall vote said proxy(s) in accordance with its proxy voting policies (stated below).

RiverPark acts as fiduciary in relation to the portfolios of the Trust and any other clients that if may manage in the future and the assets entrusted by them to their management. Where the assets placed in RiverPark’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is RiverPark’s duty as a fiduciary to vote all proxies relating to such shares.

RiverPark has an obligation to vote all proxies received from shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, RiverPark may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. RiverPark will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by RiverPark. RiverPark shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, RiverPark must track all shareholder meetings convened by companies whose shares are held in RiverPark client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

In the event that the Sub-Adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by the Fund, RiverPark shall utilize the formal proxy guidelines (set forth below) to appropriately assess each proxy issue. Generally, RiverPark seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which RiverPark believes will maximize the monetary value of each portfolio’s holdings. RiverPark’s Proxy Committee will address any unusual or undefined voting issues that may arise during the year.

In addition, RiverPark may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to RiverPark’s established guidelines. The Proxy Firm will promptly notify RiverPark of any proxy issues that do not fall under the guidelines set forth below. RiverPark does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, RiverPark views that proxy proposals can be grouped into six broad categories as follows:

I.	Election of Board of Directors

●	RiverPark will generally vote in support of management’s nominees for the board of directors; however, RiverPark may choose not to support management’s proposed board if circumstances warrant such consideration.

II.	Appointment of Independent Auditors

●	RiverPark will support the recommendation of the respective corporation’s board of directors.

III.	Issues of Corporate Structure and Shareholder Rights

●	Proposals may originate from either management or shareholders, and among other things, may request revisions to the corporate bylaws that will affect shareholder ownership rights. RiverPark does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

●	RiverPark supports the following types of corporate structure and shareholder rights proposals:

○	Management proposals for approval of stock repurchase programs; stock splits (including reverse splits).

○	Authorization to increase shares outstanding.

○	The ability of shareholders to vote on shareholder rights plans (poison pills).

○	Shareholder rights to eliminate or remove supermajority provisions.

○	Shareholders’ rights to call special meetings and to act by written consent.

○	Shareholders’ rights to call special meetings and to act by written consent.

○	RiverPark votes against management on the following items which have potentially substantial financial or best interest impact:

●	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders which are contrary to the best interest of existing shareholders

●	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

●	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

●	Elimination of shareholders’ right to call special meetings

●	Establishment of classified boards of directors

●	Reincorporation in a state which has more stringent anti-takeover and related provisions

●	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

●	Excessive compensation

●	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

●	Adjournment of meeting to solicit additional votes

●	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

●	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions.

RiverPark evaluates Mergers and Acquisitions on a case-by-case basis. RiverPark uses its discretion in order to maximize shareholder value. RiverPark generally votes as follows:

●	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

●	For offers that concur with index calculators’ treatment and our ability to meet our clients’ return objectives for passive funds

●	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

V.	Executive and Director Equity-Based Compensation

●	RiverPark is generally in favor of properly constructed equity-based compensation arrangements. RiverPark will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, RiverPark may oppose management proposals that could potentially significantly dilute shareholders’ ownership interests in the corporation.

VI.	Corporate Social and Policy Issues

●	Proposals usually originate from shareholders and may require a revision of certain business practices and policies.

RiverPark believes, however, that typical business matters that directly or indirectly effect corporate profitability are primarily the responsibility of management. RiverPark believes it is inappropriate to use client assets to address socio-political issues. Therefore, social and policy issues reflected in shareholder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, RiverPark will review a proxy which presents a potential material conflict. As a fiduciary to its clients, RiverPark takes these potential conflicts very seriously. While RiverPark’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by RiverPark’s potential conflict, there are a number of courses RiverPark may take. The final decision about which course to follow shall be made by RiverPark’s Proxy Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows RiverPark’s pre-determined policy would eliminate RiverPark’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals or is of such a nature that RiverPark believes more active involvement is necessary, RiverPark may employ the services of a Proxy Firm, wholly independent of RiverPark, and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations RiverPark’s Proxy Committee may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the Proxy Committee shall make a decision about the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of RiverPark’s clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out his duty to ensure that the proxies are voted in the clients’, and not RiverPark’s, best interests.

Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out RiverPark's proxy policy:

1.	When a sub-adviser notifies RiverPark that RiverPark will need to vote a proxy, all relevant information in the proxy materials requested from the sub-adviser and when received (e.g., the record date of the meeting and date of the shareholder meeting) will be recorded immediately by RiverPark in a database to maintain control over such materials. RiverPark will confirm the relevant client’s holdings of the securities and that the client is eligible to vote.

2.	RiverPark will review the proxy and, if necessary, compile information on each proxy. RiverPark will consider whether there are any conflicts or other issues that warrant the engagement of a Proxy Firm.

3.	In determining how to vote, RiverPark will consider the Proxy Voting Policies and Procedures set forth above, RiverPark’s knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations if any put forth by any Proxy Firm.

4.	RiverPark will maintain the documentation that supports its voting position. Such documentation will include, but is not limited to, any information provided by proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its clients, an indication of whether it supported or did not support management and any other relevant information. Additionally, RiverPark may include documentation obtained from a research analyst and/or portfolio manager.

5.	After the proxy is completed but before it is returned to the issuer and/or its agent, RiverPark may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6.	RiverPark will submit its vote on all proxies in a timely fashion. RiverPark will attempt to submit proxies for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, RiverPark will use its best efforts to send its proxy vote in sufficient time for the vote to be lodged.

7.	RiverPark will retain a (a) copy of each proxy statement that RiverPark receives regarding client securities; (b) a record of each vote cast by RiverPark on behalf of a client; (c) a copy of any document created by RiverPark that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (d) a copy of each written client request for information on how RiverPark voted proxies on behalf of the client, and (e) a copy of any written response by RiverPark to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

8.	RiverPark will periodically review these policies and procedures to ensure compliance.

Obtaining Proxy Voting Information:

To obtain information on how RiverPark voted proxies, please contact:

RiverPark Advisors, LLC

156 West 56th Street

17th Floor

New York, NY 10019

Recordkeeping:

RiverPark shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of RiverPark’s clients; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information and responses to such requests, and (v) any documents prepared by RiverPark that are material in making a proxy voting decision. Such records may be maintained with a third party, such as a proxy voting service, that will provide a copy of the documents promptly upon request.

RIVERPARK FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

Number	Description

(a)	(1) Certificate of Trust(2)

(2) Agreement and Declaration of Trust(1)

(3) Amendment to the Agreement and Declaration of Trust dated August 7, 2018(9)

(4) Amendment to the Agreement and Declaration of Trust effective as of September 25, 2020 (11)

(b)	By-Laws(1)

(c)	Instruments Defining Rights of Security Holders – incorporated by reference to the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts

(1) Investment Advisory Agreement(4)

(2) Form of Amended and Restated Schedule A to Investment Advisory Agreement(14)

(3) Form of Sub-Advisory Agreement for RiverPark Short Term High Yield Fund(1)

(4) Form of Sub-Advisory Agreement for the Wedgewood Fund(1)

(5) Form of Sub-Advisory Agreement for RiverPark/Next Century Growth Fund(14)

(e)	Distribution Agreement(1)

(1) Amendment, dated as of March 30, 2012, to Distribution Agreement(6)

(2) Amendment, dated as of May 6, 2013, to Distribution Agreement(7)

(3) Amendment, dated as of August 12, 2013, to Distribution Agreement(8)

(4) Amendment, dated as of August 7, 2018, to Distribution Agreement(9)

(5) Amendment, dated as of August 5, 2019, to Distribution Agreement(10)

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreement(1)

(1) Amendment, dated as of May 9, 2013, to Custodian Agreement(8)

(2) Amendment, dated as of October 4, 2018, to Custodian Agreement(9)

(h)	Other Material Contracts

(1) Administration Agreement between RiverPark Funds Trust and SEI Investments Global Funds Services, dated as of September 8, 2010(1)

(i) Amendment, dated as of October 1, 2011, to Administration Agreement(5)

(ii) Amendment, dated as of March 30, 2012, to Administration Agreement(6)

(iii) Amendment, dated as of May 6, 2013, to Administration Agreement(7)

(iv) Amendment, dated as of August 12, 2013, to Administration Agreement(8)

(v) Amendment, dated as of August 7, 2018, to Administration Agreement (9)

(vi) Amendment, dated as of May 8, 2019, to Administration Agreement(13)

(vii) Amendment, dated as of August 19, 2022, to Administration Agreement(13)

(viii) Amendment, dated as of October 1, 2022, to Administration Agreement(13)

(2) Agency Agreement between RiverPark Funds Trust and DST Systems, Inc.(1)

(i) Amendment, dated September 15, 2011, to Agency Agreement(5)

(3) Second Amended and Restated Expense Limitation Agreement (effective July 1, 2019)(10)

(i) Form of Amended and Restated Schedule A to Second Amended and Restated Expense Limitation Agreement (14)

(4) Shareholder Services Plan(14)

(5) Administrative Services Plan(14)

(i)	(1) Consent of Counsel(3)

(2) Consent of Counsel – – to be filed by subsequent amendment

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreements – Not Applicable

(m)	Rule 12b-1 Plan(13)

(n)	Rule 18f-3 Plan(9)

(o)	Reserved

(p)	Code of Ethics(1)

(q)	Powers of Attorney(12)

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed on September 14, 2010.

(2)	Incorporated by reference to Registrant’s Registration Statement, filed on June 25, 2010.

(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on September 22, 2010.

(4)	Incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement, filed on March 20, 2012.

(5)	Incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on January 30, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement, filed on January 29, 2013.

(7)	Incorporated by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement, filed on June 12, 2013.

(8)	Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement, filed on January 28, 2014.

(9)	Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement, filed on January 27, 2017.

(10)	Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement, filed on January 28, 2020.

(11)	Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement, filed on January 28, 2021.

(12)	Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement, filed on January 26, 2022.

(13)	Incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement, filed on January 26, 2023.

(14)	Incorporated by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement, filed on June 23, 2023.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Section 8.3. Indemnification. The Trust shall indemnify each of its Trustees, officers, employees and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which such Person shall have been adjudicated, by the final and unappealable order of a court of competent jurisdiction, to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of such Person’s duties, such liabilities and expenses being liabilities belonging to the Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that such Person did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which such Person may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.3; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(i)	the Trustee, officer, employee or agent to be indemnified provides a security for such Person’s undertaking;
(ii)	the Trust shall be insured against losses arising by reason of any lawful advances; or

(iii)	there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information required by this Item 31 with respect to each director, officer or partner of the Adviser and each Sub-Adviser is incorporated by reference to Schedules A, B and D of Form ADV Uniform Application for Investment Adviser Registration (Form ADV) on file for such Adviser or Sub-Adviser with the Securities and Exchange Commission (“SEC”). The Adviser’s and each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

RiverPark Advisors, LLC - File No. 801-70321

Wedgewood Partners, Inc. – File No. 801-31746

Cohanzick Management, LLC - File No. 801-70109

Next Century Growth Investors LLC - File No. 801-56049

ITEM 32. PRINCIPAL UNDERWRITER.

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996

City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund	January 1, 2011
New Covenant Funds	March 23, 2012
NexPoint Funds I (f/k/a Highland Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
SEI Vista Fund, Ltd.	January 20, 2021
Delaware Wilshire Private Markets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	--
Paul F. Klauder	Director	--
Wayne M. Withrow	Director, President & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
John P. Coary	Vice President & Assistant Secretary	--
Lori L. White	Vice President & Assistant Secretary	--
Judith A. Rager	Vice President	--
Jason McGhin	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator and Fund Accountant	SEI Investments Global Funds Services 1 Freedom Valley Drive Oaks, PA 19456
Registrant’s Investment Adviser	RiverPark Advisors, LLC 156 West 56th Street, 17th Floor New York, NY 10011
Registrant’s Custodian	Brown Brothers Harriman & Co. 40 Water Street Boston, Massachusetts 02109
Registrant’s Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, PA 19456

Registrant’s Transfer Agent	SS&C Global Investor & Distribution Solutions, Inc. 333 West 11th Street, 5th Floor Kansas City, MO 64105
Wedgewood Partners, Inc. (sub-adviser)	Wedgewood Partners, Inc. 9909 Clayton Road, Suite 103 St. Louis, MO 63124
Cohanzick Management, LLC (sub-adviser)	Cohanzick Management, LLC 427 Bedford Road Pleasantville, NY 10570
Next Century Growth Investors LLC (sub-adviser)	Next Century Growth Investors LLC 5500 Wayzata Boulevard, Suite 1275 Minneapolis, MN 55416

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it had duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of October, 2023.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	October 6, 2023
Morty Schaja

/s/ Andrew Metzger	Treasurer and Chief Financial Officer	October 6, 2023
Andrew Metzger
/s/ Ira Balsam*	Trustee	October 6, 2023
Ira Balsam

/s/ Richard Browne*	Trustee	October 6, 2023
Richard Browne
/s/ David Sachs*	Trustee	October 6, 2023
David Sachs

*	By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja